Shareholder Fees {- Fidelity Ohio Municipal Income Fund}	Mar. 01, 2021 USD ($)
12.31 Fidelity Ohio Municipal Funds Combo PRO-10 | Fidelity Ohio Municipal Income Fund
Shareholder Fees:
(fees paid directly from your investment)	none